33' Act File No. 333-43671
40' Act File No. 811-08301

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933
Pre-effective Amendment No. ___	☐
Post-effective Amendment No. 46	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 186	☑

(Check appropriate box or boxes.)

NATIONWIDE VLI SEPARATE ACCOUNT-4
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza
Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code:  (614) 249-7111

Robert W. Horner, III
Vice President Corporate Governance and Secretary
One Nationwide Plaza
Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: June 1 , 2012

It is proposed that this filing will become effective (check appropriate box)
☑            Immediately upon filing pursuant to paragraph (b)
☐           On (date) pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide Life Insurance Company • Nationwide VLI Separate Account-4

Prospectus supplement dated June 1 , 2012 to
P rospectus dated May 1, 201 2

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Effective on or about June 1, 2012, the MFS® Variable Insurance Trust II – MFS Bond Portfolio: Service Class and Vanguard Variable Insurance Fund – Small Company Growth Portfolio are added to the policy as investment options and "Appendix A: Sub-Account Information" is revised to add the following:

MFS® Variable Insurance Trust II – MFS Bond Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The Fund seeks total return with an emphasis on current income, but also considering capital appreciation.

Vanguard Variable Insurance Fund – Small Company Growth Portfolio
Investment Advisor:	Granahan Investment Management, Inc., The Vanguard Group, Inc.
Investment Objective:	The Portfolio seeks to provide long-term capital appreciation.

INCORPORATION BY REFERENCE

T he prospectus, statement of additional information, and Part C that were effective May 1, 201 2 , previously filed with the Commission under SEC file No. 333-43671, are hereby incorporated by reference and made a part of this registration statement.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-4, certifies that it meets the requirement of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 1 st   day of June , 2012.

NATIONWIDE VLI SEPARATE ACCOUNT-4
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By: /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney in Fact

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 1 st   day of June , 2012.

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Individual Products & Solutions and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

BY /s/TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney in Fact